CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	$ 433	$ 405
Cash subject to restrictions	207	115
Short-term deposits	2	5
Cash and cash equivalents	$ 642	$ 525	$ 512	$ 420